Notional Amount and Fair Value of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Notional amount - Assets	$ 1,334,250
Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Notional amount - Liabilities	1,229,250	$ 738,500
Derivative Amount - Liabilities	29,235	13,778
Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Notional amount - Assets	75,000	168,000
Derivative Amount - Assets	47	135
Designated as Hedging Instrument | Interest rate swaps | Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Notional amount - Liabilities	693,250	110,000
Derivative Amount - Liabilities	9,665	117
Designated as Hedging Instrument | Interest rate swaps | Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Notional amount - Assets	75,000
Derivative Amount - Assets	47
Not Designated as Hedging Instrument | Interest rate swaps | Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Notional amount - Liabilities	536,000	628,500
Derivative Amount - Liabilities	$ 19,570	13,661
Not Designated as Hedging Instrument | Interest rate swaps | Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Notional amount - Assets		168,000
Derivative Amount - Assets		$ 135